Long-term assets - E.1.6. Impairment testing of goodwill (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill impairment testing, period of planning horizon	15 years
Bolivia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	42.70%	39.20%
Average CAPEX intensity	16.60%	16.80%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	11.60%	11.50%
Colombia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	36.10%	35.70%
Average CAPEX intensity	17.40%	17.70%
Perpetual growth rate	2.00%	2.00%
WACC rate after tax	8.90%	8.30%
Costa Rica
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	35.50%	32.90%
Average CAPEX intensity	15.10%	17.80%
Perpetual growth rate	2.00%	2.00%
WACC rate after tax	11.10%	12.10%
El Salvador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	39.30%	35.40%
Average CAPEX intensity	12.90%	14.00%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	14.70%	13.80%
Nicaragua
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	45.90%	45.60%
Average CAPEX intensity	16.00%	15.90%
Perpetual growth rate	3.00%	3.00%
WACC rate after tax	12.50%	13.80%
Panama
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	47.00%	48.20%
Average CAPEX intensity	17.20%	17.50%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	7.00%	7.60%
Paraguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	42.60%	44.30%
Average CAPEX intensity	15.40%	15.60%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	8.30%	8.40%
Guatemala
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	54.70%	53.20%
Average CAPEX intensity	12.30%	12.40%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	8.40%	8.60%
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	38.00%	39.50%
Average CAPEX intensity	12.50%	11.70%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	13.20%	13.80%
Perpetual growth rate, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Weighted average cost of capital and perpetual growth rate, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
Weighted average cost of capital, measurement input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	1.00%
EBITDA Margin, Measurement Input | Goodwill Impairment Risk
Disclosure of information for cash-generating units [line items]
Reasonably possible change in risk variable, percent	2.00%